BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 439,077	$ 155,678
Other current assets	20,874	27,017
Total current assets	459,951	182,695
PROPERTY AND EQUIPMENT, Net	123,861	109,585
Total assets	583,812	292,280
CURRENT LIABILITIES:
Accounts payables	21,874	7,383
Other current liabilities	28,303	36,125
Liability for minimum royalties - current maturity	85,000	35,000
Total current liabilities	135,177	78,508
LONG TERM LIABILITIES
Long term loan from shareholders	592,868	608,435
Warrants liability, at fair value	259,716	132,847
Total long-term liabilities	852,584	741,282
Total liabilities	987,761	819,790
COMMITMENTS AND CONTINGENT LIABILITIES (note 9)
SHAREHOLDERS' DEFICIT:
Preferred Shares of NIS 0.01 par value each: Authorized: 10,000,000 shares at December 31, 2016 and 2015. Issued and outstanding: 3,333,471 shares and 3,096,195 shares at December 31, 2016 and 2015, respectively	9,424	8,810
Ordinary Shares of NIS 0.01 par value each: Authorized: 990,000,000 shares at December 31, 2016 and 2015. Issued and outstanding: 63,577,734 shares and 58,955,900 shares at December 31, 2016 and 2015, respectively	166,723	154,781
Additional paid-in capital	1,980,344	1,215,878
Accumulated deficit	(2,560,440)	(1,906,979)
Total shareholders’ deficit	(403,949)	(527,510)
Total liabilities and shareholders’ deficit	$ 583,812	$ 292,280